Investment in Available for Sale Securities	6 Months Ended
Jun. 30, 2015
Investments In Available For Sale Securities [Abstract]
INVESTMENT IN AVAILABLE FOR SALE SECURITIES
NOTE 16: INVESTMENT IN AVAILABLE FOR SALE SECURITIES
As part of the consideration received from the sale of all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream in November 2014, the Company received 1,242,692 common units of Navios Midstream. As of June 30, 2015 and December 31, 2014, the carrying amount of the investment in available-for-sale common units was $19,274 and $15,099, respectively. As of June 30, 2015, the unrealized holding income on the investment amounted to $4,176 and was included in “Other comprehensive income/ (loss)”.